Financial instruments by category - Carrying amounts of financial assets and financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019		Jan. 01, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]
Assets as per statement of financial position
Trade and other receivables	$ 197,928	$ 172,331
Derivative financial instruments	2,102	1,435
Cash and cash equivalents	336,282	290,276	[1],[2]		$ 273,635	[1]	$ 269,195
Total	536,312	464,042
Liabilities as per statement of financial position
Trade and other payables	126,605	110,486
Total debt	971,090	968,280			862,116
Lease liabilities	195,772	216,384		$ 178,143	$ 0
Derivative financial instruments	13,141	1,423
Total	1,306,608	1,296,573
Financial Liability Instrument
Liabilities as per statement of financial position
Trade and other payables	114,813	98,420
Total debt	971,090	968,280
Lease liabilities	195,772	216,384
Derivative financial instruments	13,141	1,423
Total	1,294,816	1,284,507
Non- financial liabilities
Liabilities as per statement of financial position
Trade and other payables	11,792	12,066
Total debt	0	0
Lease liabilities	0	0
Derivative financial instruments	0	0
Total	11,792	12,066
Liabilities at fair value through profit or loss | Financial Liability Instrument
Liabilities as per statement of financial position
Trade and other payables	0	0
Total debt	0	0
Lease liabilities	0	0
Derivative financial instruments	13,141	1,423
Total	13,141	1,423
Financial liabilities at amortized cost | Financial Liability Instrument
Liabilities as per statement of financial position
Trade and other payables	114,813	98,420
Total debt	971,090	968,280
Lease liabilities	195,772	216,384
Derivative financial instruments	0	0
Total	1,281,675	1,283,084
Financial Assets Instruments
Assets as per statement of financial position
Trade and other receivables	109,231	88,113
Derivative financial instruments	2,102	1,435
Cash and cash equivalents	336,282	290,276
Total	447,615	379,824
Financial Assets Instruments | Financial asset / liabilities at amortized cost
Assets as per statement of financial position
Trade and other receivables	109,231	88,113
Derivative financial instruments	0	0
Cash and cash equivalents	336,282	290,276
Total	445,513	378,389
Financial Assets Instruments | Assets at fair value through profit or loss
Assets as per statement of financial position
Trade and other receivables	0	0
Derivative financial instruments	2,102	1,435
Cash and cash equivalents	0	0
Total	2,102	1,435
Non- financial assets
Assets as per statement of financial position
Trade and other receivables	88,697	84,218
Derivative financial instruments	0	0
Cash and cash equivalents	0	0
Total	$ 88,697	$ 84,218

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within financial results as explained in Note 34.1
[2]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within shareholders equity of the initial application of IAS 29 as explained in Note 34.1.